Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2026
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS
5	CASH AND CASH EQUIVALENTS

Cash and cash equivalents consisted of the following:

	June 30, 2026	December 31, 2025
Cash at banks	12,502,660	7,805,859
- Time deposit	6,269,537	832,923
- Demand deposit (*)	6,233,123	6,972,936
Total	12,502,660	7,805,859

(*)	As of June 30, 2026, the Group maintained $839,474 of cash with a brokerage institution in connection with its share repurchase program. These funds remain the property of the Group and are available to settle repurchases of the Group’s Class A ordinary shares or to be withdrawn at the Group’s discretion. Accordingly, such balances are classified as cash and cash equivalents.

As of June 30, 2026, the details of the Group’s time deposit, maturity dates and interest rates are as follows:

Currency	Maturity	Interest rate %	June 30, 2026
TL	July 1, 2026	38.0	6,269,537
Total			6,269,537

As of December 31, 2025, the details of the Group’s time deposit, maturity dates and interest rates are as follows:

Currency	Maturity	Interest rate %	December 31, 2025
TL	January 2, 2026	38.5	489,941
TL	January 26, 2026	36.5	201,508
TL	January 2, 2026	30.0	29,154
TL	January 2, 2026	38.0	112,320
Total			832,923

Under a loan agreement with PFG dated January 20, 2021, the Group was previously required to maintain specified cash balances in demand or time deposit accounts subject to a first-priority security interest in favor of PFG.

The PFG loan was fully repaid during 2025. Accordingly, the Group is no longer subject to any cash balance maintenance requirements, and no security interest exists over the Group’s cash and cash equivalents.